UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

J. Garrett Stevens
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2014

Date of reporting period: January 31, 2014

Item 1.   Schedule of Investments

VelocityShares
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● January 31, 2014 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Consumer Discretionary — 13.5%
Amazon.com*	64	$22,956
AutoNation*	808	39,907
AutoZone*	141	69,803
Bed Bath & Beyond*	621	39,651
Best Buy	1,775	41,783
BorgWarner	581	31,200
Cablevision Systems, Cl A	2,993	48,008
CarMax*	1,217	54,899
Carnival, Cl A	972	38,093
CBS, Cl B	337	19,789
Chipotle Mexican Grill, Cl A*	92	50,780
Coach	2,311	110,674
Comcast, Cl A	850	46,282
Darden Restaurants	818	40,442
Delphi Automotive	580	35,316
DIRECTV*	608	42,213
Discovery Communications, Cl A*	370	29,519
Dollar General*	1,372	77,271
Dollar Tree*	1,088	54,966
DR Horton	1,274	29,914
Expedia	1,057	68,684
Family Dollar Stores	960	59,347
Ford Motor	2,856	42,726
Fossil Group*	509	56,921
GameStop, Cl A	712	24,970
Gannett	794	21,859
Gap	1,077	41,012
Garmin	2,483	111,859
General Motors	686	24,751
Genuine Parts	401	32,982
Goodyear Tire & Rubber	3,329	78,764
Graham Holdings, Cl B	105	65,736
H&R Block	866	26,326
Harley-Davidson	913	56,323
Harman International Industries	480	49,646
Hasbro	738	36,251
Home Depot	641	49,261
International Game Technology	1,531	22,092
Interpublic Group of	2,965	48,389
Johnson Controls	528	24,351
Kohl's	2,477	125,411
L Brands	827	43,302
Leggett & Platt	942	28,279
Lennar, Cl A	1,103	44,296
Lowe's	873	40,411
Macy's	735	39,102
Marriott International, Cl A	702	34,609
Mattel	860	32,542
McDonald's	783	73,735
Michael Kors Holdings*	1,135	90,720
Mohawk Industries*	185	26,303
Netflix*	366	149,815
Newell Rubbermaid	902	27,872
NIKE, Cl B	532	38,756

Description	Shares	Fair Value

Nordstrom	754	$43,317
Omnicom Group	751	54,508
O'Reilly Automotive*	410	53,702
PetSmart	1,019	64,197
priceline.com*	46	52,665
PulteGroup	1,683	34,199
PVH	502	60,677
Ralph Lauren, Cl A	239	37,497
Ross Stores	584	39,659
Scripps Networks Interactive, Cl A	696	50,474
Staples	1,522	20,030
Starbucks	453	32,217
Starwood Hotels & Resorts Worldwide	312	23,309
Target	846	47,917
Tiffany	463	38,517
Time Warner	497	31,227
Time Warner Cable	286	38,115
TJX	599	34,359
TripAdvisor*	443	34,195
Twenty-First Century Fox, Cl A	1,031	32,806
Urban Outfitters*	1,810	64,834
VF	554	32,381
Viacom, Cl B	631	51,805
Walt Disney	441	32,021
Whirlpool	174	23,194
Wyndham Worldwide	386	27,383
Wynn Resorts	318	69,140
Yum! Brands	751	50,430
		3,835,644
Consumer Staples — 7.1%
Altria Group	1,230	43,321
Archer-Daniels-Midland	895	35,335
Avon Products	2,542	37,850
Beam	669	55,728
Brown-Forman, Cl B	387	29,799
Campbell Soup	1,022	42,117
Clorox	709	62,584
Coca-Cola	1,206	45,611
Coca-Cola Enterprises	941	40,736
Colgate-Palmolive	641	39,248
ConAgra Foods	2,179	69,270
Constellation Brands, Cl A*	1,057	81,040
Costco Wholesale	418	46,967
CVS Caremark	616	41,716
Dr Pepper Snapple Group	1,152	55,158
Estee Lauder, Cl A	683	46,950
General Mills	928	44,563
Hershey	424	42,146
Hormel Foods	987	44,849
JM Smucker	424	40,869
Kellogg	1,186	68,764
Kimberly-Clark	460	50,310
Kraft Foods Group	721	37,744
Kroger	1,048	37,833
Lorillard	1,053	51,829
McCormick	577	37,032
Mead Johnson Nutrition, Cl A	1,057	81,273

VelocityShares
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● January 31, 2014 (Unaudited)

Description	Shares	Fair Value

Molson Coors Brewing, Cl B	646	$34,005
Mondelez International, Cl A	978	32,029
Monster Beverage*	685	46,511
PepsiCo	557	44,761
Philip Morris International	740	57,823
Procter & Gamble	700	53,634
Reynolds American	904	43,844
Safeway	3,500	109,340
Sysco	1,693	59,390
Tyson Foods, Cl A	2,609	97,577
Walgreen	687	39,399
Wal-Mart Stores	785	58,624
Whole Foods Market	659	34,439
		2,022,018
Energy — 8.4%
Anadarko Petroleum	1,047	84,482
Apache	745	59,794
Baker Hughes	500	28,320
Cabot Oil & Gas	1,661	66,407
Cameron International*	1,405	84,258
Chesapeake Energy	2,227	59,929
Chevron	433	48,336
ConocoPhillips	704	45,725
CONSOL Energy	1,950	72,833
Denbury Resources	3,104	49,881
Devon Energy	879	52,054
Diamond Offshore Drilling	999	48,491
Ensco, Cl A	1,097	55,256
EOG Resources	270	44,615
Equities	545	50,581
Exxon Mobil	507	46,725
FMC Technologies*	3,633	179,616
Halliburton	891	43,668
Helmerich & Payne	403	35,480
Hess	514	38,802
Kinder Morgan	1,945	66,149
Marathon Oil	1,177	38,594
Marathon Petroleum	452	39,347
Murphy Oil	695	39,344
Nabors Industries	2,239	38,242
National Oilwell Varco	853	63,984
Newfield Exploration*	2,418	59,894
Noble	1,103	34,226
Noble Energy	407	25,368
Occidental Petroleum	609	53,330
ONEOK	945	64,723
Peabody Energy	2,800	47,740
Phillips 66	590	43,123
Pioneer Natural Resources	228	38,605
QEP Resources	1,171	36,172
Range Resources	536	46,198
Rowan, Cl A*	1,578	49,502
Schlumberger	427	37,392
Southwestern Energy*	1,912	77,799
Spectra Energy	1,110	39,905
Tesoro	467	24,060
Transocean	1,876	81,193
Valero Energy	683	34,901

Description	Shares	Fair Value

Williams	1,406	$56,929
WPX Energy*	2,424	46,177
		2,378,150
Financials — 9.7%
ACE	336	31,520
Aflac	462	29,004
Allstate	541	27,699
American Express	318	27,036
American International Group	632	30,311
American Tower, Cl A‡	726	58,719
Ameriprise Financial	194	20,494
Aon	409	32,908
Apartment Investment & Management, Cl A‡	1,753	49,031
Assurant	581	37,968
AvalonBay Communities‡	385	47,548
Bank of America	1,987	33,282
Bank of New York Mellon	738	23,586
BB&T	912	34,118
Berkshire Hathaway, Cl B*	269	30,020
BlackRock, Cl A	62	18,629
Boston Properties‡	473	51,127
Capital One Financial	388	27,397
CBRE Group, Cl A*	1,125	29,858
Charles Schwab	1,190	29,536
Chubb	435	36,775
Cincinnati Financial	603	29,215
Citigroup	479	22,719
CME Group, Cl A	950	71,022
Comerica	676	30,961
Discover Financial Services	450	24,143
E*TRADE Financial*	1,489	29,810
Equity Residential‡	1,108	61,361
Fifth Third Bancorp	1,596	33,548
Franklin Resources	402	20,908
General Growth Properties‡	2,266	45,637
Genworth Financial, Cl A*	1,584	23,364
Goldman Sachs Group	152	24,946
Hartford Financial Services Group	794	26,401
HCP‡	1,987	77,791
Health Care ‡	953	55,198
Host Hotels & Resorts‡	1,165	21,424
Hudson City Bancorp	4,579	41,394
Huntington Bancshares	3,000	27,210
IntercontinentalExchange Group	350	73,077
Invesco	726	24,140
JPMorgan Chase	484	26,794
KeyCorp	2,064	26,337
Kimco Realty‡	1,502	31,407
Legg Mason	528	22,361
Leucadia National	1,140	31,156
Lincoln National	539	25,888
Loews	701	31,258
M&T Bank	426	47,503
Macerich‡	569	32,205
Marsh & McLennan	761	34,785
McGraw Hill Financial	372	28,287
MetLife	483	23,691

VelocityShares
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● January 31, 2014 (Unaudited)

Description	Shares	Fair Value

Moody's	379	$28,266
Morgan Stanley	739	21,808
NASDAQ OMX Group	1,159	44,216
Northern Trust	444	26,738
People's United Financial	2,983	42,389
Plum Creek Timber‡	833	35,877
PNC Financial Services Group	442	35,307
Principal Financial Group	495	21,567
Progressive	1,709	39,717
Prologis‡	886	34,341
Prudential Financial	268	22,617
Public Storage‡	235	37,034
Regions Financial	3,355	34,120
Simon Property Group‡	275	42,581
SLM	1,211	27,562
State Street	391	26,177
SunTrust Banks	691	25,581
T Rowe Price Group	332	26,042
Torchmark	488	36,673
Travelers	445	36,170
Unum Group	828	26,662
US Bancorp	1,003	39,849
Ventas‡	1,023	63,825
Vornado Realty Trust‡	423	38,844
Wells Fargo	622	28,201
Weyerhaeuser‡	1,241	37,081
XL Group, Cl A	996	28,625
Zions Bancorporation	1,013	29,124
		2,769,501
Health Care — 14.8%
Abbott Laboratories	820	30,061
AbbVie	677	33,329
Actavis*	267	50,458
Aetna	987	67,442
Agilent Technologies	1,153	67,047
Alexion Pharmaceuticals*	214	33,968
Allergan	459	52,601
AmerisourceBergen, Cl A	564	37,912
Amgen	459	54,598
Baxter International	1,048	71,578
Becton Dickinson	328	35,463
Biogen Idec*	108	33,765
Boston Scientific*	3,371	45,610
Bristol-Myers Squibb	699	34,929
Cardinal Health	756	51,423
CareFusion*	1,007	41,055
Celgene*	276	41,933
Cerner*	679	38,628
Cigna	934	80,614
Covidien	578	39,443
CR Bard	333	43,154
DaVita HealthCare Partners*	1,433	93,045
DENTSPLY International	1,299	59,936
Edwards Lifesciences*	1,369	89,149
Eli Lilly	1,056	57,035
Express Scripts Holding*	1,791	133,770
Forest Laboratories*	809	53,637
Gilead Sciences*	342	27,582

Description	Shares	Fair Value

Hospira*	801	$35,252
Humana	895	87,083
Intuitive Surgical*	2,220	904,828
Johnson & Johnson	448	39,635
Laboratory Corp of America Holdings*	874	78,511
McKesson	302	52,672
Medtronic	665	37,612
Merck	1,799	95,293
Mylan*	1,100	49,951
Patterson	1,314	52,507
PerkinElmer	1,014	44,210
Perrigo	399	62,108
Pfizer	1,703	51,771
Quest Diagnostics	9,489	498,172
Regeneron Pharmaceuticals*	89	25,685
St. Jude Medical	686	41,661
Stryker	448	34,765
Tenet Healthcare*	1,973	90,778
Thermo Fisher Scientific	287	33,045
UnitedHealth Group	957	69,172
Varian Medical Systems*	876	71,228
Vertex Pharmaceuticals*	474	37,465
Waters*	498	53,919
WellPoint	774	66,564
Zimmer Holdings	520	48,864
Zoetis, Cl A	1,373	41,684
		4,203,600
Industrials — 11.4%
3M	258	33,073
ADT	1,293	38,841
AMETEK	548	27,082
Boeing	281	35,198
Caterpillar	571	53,623
CH Robinson Worldwide	902	52,803
Cintas	713	40,691
CSX	1,508	40,580
Cummins	282	35,808
Danaher	470	34,963
Deere	5,796	498,224
Delta Air Lines	1,340	41,017
Dover	352	30,469
Dun & Bradstreet	212	23,320
Eaton	338	24,704
Emerson Electric	440	29,013
Equifax	486	34,049
Expeditors International of Washington	1,009	41,228
Fastenal	791	34,749
FedEx	216	28,797
Flowserve	402	29,077
Fluor	301	22,864
General Dynamics	340	34,445
General Electric	1,235	31,036
Honeywell International	308	28,099
Illinois Tool Works	417	32,889
Ingersoll-Rand	482	28,337
Iron Mountain	1,924	50,813

VelocityShares
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● January 31, 2014 (Unaudited)

Description	Shares	Fair Value

Jacobs Engineering Group*	434	$26,348
Joy Global	648	34,208
Kansas City Southern	239	25,236
L-3 Communications Holdings, Cl 3	384	42,651
Lockheed Martin	248	37,426
Masco	1,104	23,361
Nielsen Holdings	1,784	75,445
Norfolk Southern	430	39,814
Northrop Grumman	332	38,363
PACCAR	456	25,536
Pall	389	31,159
Parker Hannifin	198	22,447
Pentair	390	28,989
Pitney Bowes	1,666	41,950
Precision Castparts	145	36,939
Quanta Services*	877	27,336
Raytheon	457	43,447
Republic Services, Cl A	1,392	44,586
Robert Half International	707	29,539
Rockwell Automation	306	35,141
Rockwell Collins	451	34,078
Roper Industries	286	39,251
Ryder System	276	19,649
Snap-on	312	31,247
Southwest Airlines	1,659	34,756
Stanley Black & Decker	7,848	607,435
Stericycle*	419	49,048
Textron	615	21,832
Tyco International	807	32,676
Union Pacific	263	45,825
United Parcel Service, Cl B	424	40,377
United Technologies	268	30,557
Waste Management	723	30,207
WW Grainger	128	30,013
Xylem	1,847	61,616
		3,254,280
Information Technology — 21.0%
Accenture, Cl A	560	44,733
Adobe Systems*	527	31,193
Akamai Technologies*	1,222	58,265
Alliance Data Systems*	129	30,916
Altera	1,641	54,859
Amphenol, Cl A	559	48,566
Analog Devices	689	33,258
Apple	1,570	785,942
Applied Materials	2,491	41,899
Autodesk*	17,628	903,435
Automatic Data Processing	525	40,215
Broadcom, Cl A	1,845	54,907
CA	985	31,599
Cisco Systems	2,115	46,340
Citrix Systems*	6,345	343,074
Cognizant Technology Solutions, Cl A*	348	33,728
Computer Sciences	693	41,864
Corning	1,903	32,751
eBay*	1,206	64,159
Electronic Arts*	2,227	58,793

Description	Shares	Fair Value

EMC	2,394	$58,030
F5 Networks*	323	34,561
Facebook, Cl A*	2,802	175,321
Fidelity National Information Services	671	34,020
First Solar*	424	21,446
Fiserv*	582	32,621
FLIR Systems	1,732	54,939
Google, Cl A*	51	60,229
Harris	680	47,151
Hewlett-Packard	5,782	167,678
Intel	2,723	66,822
International Business Machines	355	62,721
Intuit	786	57,574
Jabil Circuit	46,192	830,070
Juniper Networks*	1,472	39,170
KLA-Tencor	460	28,276
Lam Research*	605	30,619
Linear Technology	1,085	48,326
MasterCard, Cl A	450	34,056
Microchip Technology	824	36,965
Micron Technology*	4,390	101,146
Microsoft	2,189	82,854
Motorola Solutions	1,044	66,607
NetApp	2,149	90,989
NVIDIA	4,228	66,380
Oracle	1,102	40,664
Paychex	963	40,273
QUALCOMM	831	61,677
Red Hat*	671	37,911
Salesforce.com*	613	37,105
SanDisk	372	25,873
Seagate Technology	583	30,817
Symantec	6,005	128,567
TE Connectivity	675	38,144
Teradata*	808	33,225
Texas Instruments	1,006	42,654
Total System Services	1,139	34,033
VeriSign*	757	44,474
Visa, Cl A	206	44,378
Western Digital	370	31,883
Western Union	2,904	44,722
Xerox	3,451	37,443
Xilinx	1,001	46,466
Yahoo!*	1,496	53,886
		5,963,262
Materials — 6.2%
Air Products & Chemicals	350	36,799
Airgas	368	37,992
Alcoa	2,811	32,355
Allegheny Technologies	893	28,076
Avery Dennison	618	30,449
Ball	840	42,999
Bemis	1,188	45,750
CF Industries Holdings	633	146,134
Cliffs Natural Resources	882	17,040
Dow Chemical	970	44,145
Eastman Chemical	387	30,170

VelocityShares
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● January 31, 2014 (Unaudited)

Description	Shares	Fair Value

Ecolab	342	$34,385
EI du Pont de Nemours	533	32,518
FMC	793	56,010
Freeport-McMoRan Copper & Gold, Cl B	998	32,345
International Flavors & Fragrances	438	37,966
International Paper	788	37,619
LyondellBasell Industries, Cl A	612	48,201
MeadWestvaco	1,491	53,780
Monsanto	561	59,775
Mosaic	1,578	70,473
Newmont Mining	22,766	491,746
Nucor	741	35,827
Owens-Illinois*	717	22,973
PPG Industries	165	30,089
Praxair	319	39,786
Sealed Air	811	25,295
Sherwin-Williams	245	44,899
Sigma-Aldrich	549	51,041
United States Steel	1,402	36,606
Vulcan Materials	614	37,902
		1,771,145
Telecommunication Services — 1.5%
AT&T	1,445	48,147
CenturyLink	1,965	56,710
Crown Castle International‡ *	2,154	152,848
Frontier Communications	13,740	64,578
Verizon Communications	1,088	52,246
Windstream Holdings	8,032	60,079
		434,608
Utilities — 6.3%
AES	2,140	30,089
AGL Resources	993	47,446
Ameren	1,209	45,749
American Electric Power	1,153	56,278
CenterPoint Energy	1,831	42,845
CMS Energy	1,792	49,800
Consolidated Edison	1,395	75,902
Dominion Resources	758	51,476
DTE Energy	667	45,503
Duke Energy	687	48,516
Edison International	1,742	83,895
Entergy	829	52,252
Exelon	8,391	243,339
FirstEnergy	3,806	119,851
Integrys Energy Group	660	35,864
NextEra Energy	450	41,368
NiSource	1,111	38,185
Northeast Utilities	1,000	43,800
NRG Energy	3,038	84,608
Pepco Holdings	2,596	50,440
PG&E	1,614	68,030
Pinnacle West Capital	882	46,420
PPL	1,980	60,529
Public Service Enterprise Group	1,461	48,710
SCANA	903	42,685
Sempra Energy	440	40,792

Description	Shares	Fair Value

Southern	1,405	$57,942
TECO Energy	2,925	47,912
Wisconsin Energy	1,138	48,558
Xcel Energy	1,775	51,315
		1,800,099

Total Common Stock
(Cost $28,325,619)		28,432,307

Total Investments - 99.9%
(Cost $28,325,619) †		$28,432,307

Percentages are based on Net Assets of $28,452,619.

* — Non-income producing security.
‡ — Real Estate Investment Trust.
Cl — Class
NASDAQ — National Association of Securities Dealers Automated Quotations

As of January 31, 2014, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended January 31, 2014, there were no Level 3 investments.

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $28,325,619 and the unrealized appreciation and depreciation were $1,203,985 and $(1,097,297), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

VEL-QH-001-0200

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: March 25, 2014

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: March 25, 2014